RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Related party, equity commitment				$ 1,000,000,000
Preferred shares (in dollars per share)		$ 25.00		$ 25.00
Amount called on the equity commitment				$ 0		$ 0
Due from Brookfield Infrastructure		$ 558,000,000		558,000,000		1,093,000,000
Repayments of bonds, notes and debentures				535,000,000
Interest expense, related party transactions		1,000,000	$ 13,000,000		$ 26,000,000
Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Subsidiary and corporate borrowings		$ 0		0		0
Repayments of borrowings, classified as financing activities				$ 131,000,000		131,000,000
Borrowings, interest rate		0.20%		0.20%
Brookfield Infrastructure | Senior Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Borrowings maturity, term	10 years
Credit facility, maximum borrowing capacity	$ 1,000,000,000
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter		0.3125%
Asset management fee, percent				1.25%
Services received, related party transactions		$ 16,000,000	9,000,000	$ 34,000,000	18,000,000
Subsidiary of Common Parent
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		9,000,000		9,000,000		5,000,000
Amounts receivable, related party transactions		9,000,000		9,000,000		$ 20,000,000
Subsidiary of Common Parent | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions		0	0	0	0
Revenue from rendering of services, related party transactions		$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000